UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 99.6%

Automobiles & Components - 5.6%
Goodyear Tire & Rubber Co. (a)	700,000	$21,287,000
Harley-Davidson, Inc.	400,000	18,484,000
National R.V. Holdings, Inc. (a)	218,970	96,348
Thor Industries, Inc.	1,287,100	57,906,629
Winnebago Industries, Inc.	418,200	9,986,616
		107,760,593

Banks - 2.2%
Washington Mutual, Inc.	1,211,687	42,784,668

Capital Goods - 13.9%
Boeing Company	400,000	41,996,000
Caterpillar, Inc.	920,000	72,155,600
Graco, Inc.	206,707	8,084,311
Innovative Solutions and Support, Inc. (a)	485,300	9,206,141
Rush Enterprises, Inc. - Class A (a)	186,605	4,730,437
Rush Enterprises, Inc. - Class B (a)	282,005	6,720,179
Terex Corp. (a)	1,128,200	100,432,363
Wesco International, Inc. (a)	600,000	25,764,000
		269,089,031

Consumer Durables - 3.8%
Stanley Furniture Co., Inc. (d)	621,800	10,104,250
Whirlpool Corp.	701,400	62,494,740
		72,598,990

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Diversified Financials - 11.8%
Capital One Financial Corp.	154,700	$10,276,721
Citigroup, Inc.	1,770,000	82,605,900
Countrywide Financial Corp. (c)	2,691,998	51,174,882
Merrill Lynch & Company, Inc.	981,700	69,975,576
Morgan Stanley	243,000	15,309,000
		229,342,079

Energy - 21.1%
Anadarko Petroleum Corp.	2,085,600	112,101,000
ConocoPhillips	1,095,400	96,143,258
Devon Energy Corp.	1,337,700	111,296,640
Nabors Industries, Ltd. (a)(b)	2,880,000	88,617,600
		408,158,498

Food Beverage & Tobacco - 4.5%
Altria Group, Inc.	1,265,580	87,995,777

Health Care Equipment & Services - 6.2%
Kinetic Concepts Inc. (a)	300,000	16,884,000
UnitedHealth Group, Inc.	2,131,200	103,214,016
		120,098,016

Homebuilding - 1.2%
NVR, Inc. (a)	50,000	23,512,500
Home Health Care - 0.5%
Amedisys Inc. (a)	250,000	9,605,000

Insurance - 8.1%
The Allstate Corp.	1,120,200	64,064,238
American International Group, Inc.	1,146,100	77,533,665
Fidelity National Financial, Inc.	803,908	14,052,312
		155,650,215

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Materials - 11.2%
BHP Billiton, Ltd. - ADR	1,510,100	$118,693,860
Cemex S.A. de C.V. - ADR (a)	2,904,913	86,914,997
NovaGold Resources, Inc. (a)(b)	634,700	10,478,897
		216,087,754

Pharmaceuticals & Biotechnology - 0.1%
Marshall Edwards, Inc. (a)	75,607	235,894
Novogen, Ltd. - ADR (a)	250,360	2,082,995
		2,318,889

Software & Services - 1.7%
Fidelity National Information Services, Inc.	736,797	32,691,683

Technology Hardware & Equipment - 7.7%
Cisco Systems, Inc. (a)	2,500,000	82,775,000
Corning Inc.	1,500,000	36,975,000
Harris Corp.	200,000	11,558,000
Intel Corp.	16,000	413,760
International Business Machines Corp.	140,000	16,492,000
		148,213,760

Total Common Stocks (Cost $1,331,773,443)		$1,925,907,453

THE MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

Name of Issuer or Title of Issue			Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
United States Treasury Bill			$ 2,413,000	$2,400,261

Total Short-Term Investments		(Cost $2,400,261)		2,400,261

TOTAL INVESTMENTS - 99.7% (Cost $1,334,173,704)				1,928,307,714

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				5,562,049

TOTAL NET ASSETS - 100.0%				$1,933,869,763

ADR	American Depositary Receipt
(a)	Non income producing security.
(b)	Foreign company.
(c)	Shares are held to cover all or a portion of a corresponding written option contract.
(d)	Affiliated issuer (An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940.)

SCHEDULE OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)

			Contracts
Name of Issuer or Title of Issue			(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS - 0.0%
	Countrywide Financial Corp.
Expiration October 2007, Exercise Price $22.50			1,000	$20,000
Expiration January 2010, Exercise Price $30.00			31	10,540
				30,540
WRITTEN PUT OPTIONS - 0.0%
	Countrywide Financial Corp.
Expiration October 2007, Exercise Price $22.50			1,000	360,000

		Total Options Written (Premiums received $768,096)		$390,540

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$1,339,837,796
Gross unrealized appreciation	$ 625,360,184
Gross unrealized depreciation	(69,890,266)
Net unrealized appreciation	$ 588,469,918

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)                /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date    11./14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date     11./14/2007

By (Signature and Title)                /s/ James S. Head
James S. Head, Treasurer

Date    11/14/2007

* Print the name and title of each signing officer under his or her signature.